Provisions - Summary of Provisions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provisions [Line Items]
At January 1, 2022	£ 46,000
Charge for year	4,100,000
At December 31, 2022	4,146,000
Current	4,100,000
Non-current	46,000	£ 46,000
Total provisions	4,146,000
Legal Proceedings [member]
Disclosure Of Provisions [Line Items]
Charge for year	4,100,000
At December 31, 2022	4,100,000
Current	4,100,000
Total provisions	4,100,000
Dilapidations [member]
Disclosure Of Provisions [Line Items]
At January 1, 2022	46,000
At December 31, 2022	46,000
Non-current	46,000
Total provisions	£ 46,000	£ 46,000